Compensation of the Management Board and the supervisory board	12 Months Ended
Dec. 31, 2019
Compensation of the Management Board and the supervisory board
Compensation of the Management Board and the supervisory board

28.      Compensation of the Management Board and the Supervisory Board

Compensation of the Management Board of the General Partner

The total compensation of the members of the Management Board of Fresenius Medical Care Management AG for the fiscal year 2019 amounted to €24,773 (2018: €24,166) and consisted of non-performance-based compensation (including fringe benefits) in the total amount of €7,122 (2018: €6,532), short-term performance-based compensation in the total amount of €7,869 (2018: €8,437) and components with long-term incentive effects (multi-year variable compensation) in the total amount of €9,782 (2018: €9,197). Components with long-term incentive effects, which were granted in or for the  fiscal year 2019, include exclusively share-based compensation with cash settlement.

Under the MB LTIP 2019, in the fiscal year 2019, a total of 114,999 Performance Shares (2018: 73,315 under the LTIP 2016) were granted to the members of the Management Board of Fresenius Medical Care Management AG. The fair value of the Performance Shares granted in July of the fiscal year 2019 was on the grant date €62.10 (2018: €80.55 under the LTIP 2016) each for grants denominated in euro and $69.71 (2018: $94.11 under the LTIP 2016) for grants denominated in US-Dollar. Ms. Helen Giza (member of the Management Board since November 1, 2019) was granted Performance Shares in December of the fiscal year 2019 whose fair value on the grant date was €60.58 (2018: €69.05 for Dr. Katarzyna Mazur-Hofsäß under the LTIP 2016).

Based on the target achievement in the fiscal year 2019, in addition to the Performance Shares granted under the MB LTIP 2019, the Management Board members of Fresenius Medical Care Management AG were entitled to further share-based compensation with cash settlement (so-called Share Based Award) in the amount of €2,623 (2018: €3,414).

At the end of fiscal year 2019, the members of the Management Board of Fresenius Medical Care Management AG being in office on December 31 of the fiscal year held a total of 314,313 Performance Shares (2018: 204,693) and 23,336 Phantom Stock (2018: 54,711). In addition, they held a total of 452,989 stock options at the end of the fiscal year 2019 (2018: 602,389 stock options).

As of December 31, 2019, aggregate pension obligations of €24,252 (December 31, 2018: €24,535) existed relating to existing pension commitments. In the fiscal year 2019, the appropriation to the pension reserves amounted to €6,751 (2018: €5,071).

In the fiscal year, no loans or advance payments for future compensation components were made to the members of the Management Board of Fresenius Medical Care Management AG.

To the extent permitted by law, Fresenius Medical Care Management AG undertook to indemnify the members of the Management Board from claims against them arising out of their work for the Company and its affiliates, to the extent such claims exceed their liability under German law. To secure such obligations, a Directors & Officers liability insurance exists with a deductible that corresponds to the specifications according to the German Stock Corporation Act.

Mr. Michael Brosnan was a member of the Management Board until the end of October 31, 2019. In his termination agreement, it was agreed with respect to the compensation components he is contractually entitled to for the period from November 1, 2019 to December 31, 2020 that he will receive a base salary of $850 p.a. (pro rata for the period from November 1, 2019 to December 31, 2019). For the period from January 1, 2020 to December 31, 2020 Mr. Michael Brosnan has an entitlement to fringe benefits in the form of contributions to financial planning, insurance benefits, contributions to pension, accident, life and health insurances and housing, rent and relocation supplements as well as tax burden compensation due to varying tax rates in Germany and the U.S. (net compensation) and a car allowance in the total amount of approximately $257. For the period from November 1, 2019 to December 31, 2019 these fringe benefits amounted to $17. Additionally, Mr. Michael Brosnan will participate in the U.S.-based 401(k) savings plan until December 31, 2020. For the period from January 1, 2020 to December 31, 2020, Mr. Michael Brosnan will also receive an amount equivalent to 30% of his base salary. The compensation components granted to Mr. Michael Brosnan under the LTIP 2016, the MB LTIP 2019 and in the form of Share Based Awards are payable or exercisable in accordance with the respective plan conditions. With the exception of the Share Based Award for 2019, Mr. Michael Brosnan will no longer be granted any further components with long-term incentive effects as from (and including) the year 2020. As of January 1, 2021, Mr. Michael Brosnan will receive an annual compensation for the agreed post-employment non-competition covenant in the amount of $553 p.a. for a period of two years. It was agreed with Mr. Michael Brosnan that he is entitled to receive a company pension on the basis of the individual contractual pension commitment of Fresenius Medical Care Management AG in the annual amount of $405 from January 1, 2021. The compensation for the agreed post-employment non-competition covenant is credited against the company pension.

Mr. Dominik Wehner was a member of the Management Board until the end of December 31, 2017. In his termination agreement, it was agreed with respect to the compensation components he is entitled to by contract for the period from January 1, 2018 to March 31, 2022 that he will annually receive a base salary of €425 and an amount of 30% of his base salary. In addition, Mr. Dominik Wehner is entitled to fringe benefits such as the private use of his company car, contributions to financial planning, insurance benefits and contributions to pension and health insurance in a total amount of approximately €30 p.a. The compensation components granted to Mr. Dominik Wehner under the LTIP 2011, the LTIP 2016 and in form of Share Based Awards are payable or can be exercised, as the case may be, upon the relevant regular vesting date in accordance with the respective plan conditions. Except for the Share Based Award for 2017, Mr. Dominik Wehner is no longer eligible to be granted any components with long-term incentive effects since the year 2018 (including). As of the completion of the age of 65, Mr. Dominik Wehner will receive a Company-funded retirement pension in accordance with the individual contractual pension commitment by Fresenius Medical Care Management AG.

Mr. Ronald Kuerbitz, who was a member of the Management Board until February 17, 2017, received an annual non-compete compensation from February 17, 2017 for a period of two years; this compensation amounted in the fiscal year 2019 to €90 (2018: €515). It was also agreed with him that, after the end of his employment contract, he would act as an advisor to National Medical Care, Inc. from August 14, 2017 until the end of August 13, 2019. The consideration to be granted for such services (including reimbursement of expenses) amounts to €167 (2018: €212) for the fiscal year 2019. As of the completion of the age of 65, Mr. Ronald Kuerbitz will receive a Company-funded retirement pension of €130 per year.

Mr. Roberto Fusté, who was a member of the Management Board until March 31, 2016, received pension payments in the amount of approximately €274 (2018: €261) in the fiscal year 2019. On the occasion of the termination of his employment contract with effect as of December 31, 2016 as a member of the Management Board, it was agreed with Mr. Roberto Fusté that he would be subject to a post-employment non-compete obligation lasting until the end of December 31, 2018 and that he would act as an advisor to the Chairman of the Management Board. For this, he did neither receive a non-compete compensation (2018: €377) nor an advisory fee (2018: €377) in the fiscal year 2019.

Prof. Emanuele Gatti, who was a member of the Management Board until March 31, 2014, received pension payments in the amount of €355 in the fiscal year 2019 (2018: €338).

A consulting agreement was entered into with Dr. Rainer Runte, who was a member of the Management Board until March 31, 2014, effective March 1, 2017, the term of which in the meantime was extended until December 31, 2018. Under this consulting agreement, Dr. Rainer Runte provided consulting services on certain fields. The consideration (including the reimbursement of expenses) to be granted by Fresenius Medical Care Management AG for such services amounts to €0 for the fiscal year 2019 (2018: €226).

Instead of a pension provision, a consulting agreement was entered into with Dr. Ben Lipps, the Chairman of the Management Board until December 31, 2012, for the period January 1, 2013 to December 31, 2021. Under this consulting agreement, Dr. Ben Lipps will provide consulting services on certain fields and within a specified time frame and will be subject to a non-compete covenant. The consideration to be granted by Fresenius Medical Care Management AG for such services (including reimbursement of expenses) amounts for the fiscal year to €568 (2018: €522).  In 2019, an amendment to the agreement was made which provides for a one-off payment of €1,129 for the remaining term of the agreement. This payment was also made in the fiscal year. All payments for services to be performed by him under the consulting agreement have thus been made.

Former members of the Management Board did not receive any compensation in the fiscal year other than mentioned herein. As of December 31 of the fiscal year 2019, pension obligations towards this group of persons exist in an amount of €37,373 (December 31, 2018: €25,163).

A post-employment non-competition covenant was agreed upon with all members of the Management Board. If such covenant becomes applicable, the members of the Management Board for a period of up to two years receive compensation amounting to half of their respective annual base salary and an amount equivalent to 30% of their respective base salary for each year of respective application of the non-competition covenant. The employment contracts of the members of the Management Board contain no express provisions that are triggered by a change of control.

The new or extended employment contracts concluded with individual members of the Management Board effective from or after January 1, 2018 provide for a severance payment cap. Under this cap, payments in connection with the early termination of a Management Board activity in the event of dismissal for cause (Abberufung aus wichtigem Grund) may not exceed the value of two years' compensation and may not compensate more than the remaining term of the contract. For the calculation of the relevant annual compensation, only the non-performance-based compensation components are applied. If there is good cause for the termination of the employment contract, no severance payments are made.

In addition, already earned and paid compensation components, in particular in case of relevant violations of internal guidelines or undutiful conduct, can be reclaimed (claw back) on the basis of the MB LTIP 2019 and the LTIP 2016 plan conditions and in accordance with the employment contracts concluded with individual members of the Management Board as from January 1, 2018.

Compensation of the Supervisory Board

In the fiscal year the total compensation fees to all members of the Supervisory Board of FMC-AG & Co. KGaA amounted to €626 (2018: €773). This includes a fixed compensation of €439 (2018: €361) and compensation components for the work in the Committees of €187 (2018: €148).  For the fiscal year,  no entitlement to a payment of variable performance-related compensation (2018: €264) was achieved. In accordance with section 13e para. 3 of the Articles of Association of FMC-AG & Co. KGaA, the members of the Joint Committee are entitled to receive an attendance fee in the amount of $3.5.

The compensation of the supervisory board of the Fresenius Medical Care Management AG and the compensation of its Committees was, in compliance with article 7 para. 3 of the Articles of Association of FMC-AG & Co. KGaA, charged to FMC-AG & Co. KGaA. In the fiscal year  the total compensation for the members of the supervisory board of the Fresenius Medical Care Management AG amounted to €937 (2018: €1,110). This includes fixed compensation components for the work in the supervisory board in the amount of €432 (2018: €402) and compensation components for the work in the Committees of €505 (2018: €428).  For the fiscal year,  no entitlement to a payment of variable performance-related compensation (2018: €280) was achieved.

For the benefit of the members of the Supervisory Board of FMC-AG & Co. KGaA a Directors & Officers liability insurance exists with a deductible that corresponds to the specifications according to the German Stock Corporation Act.